March 2, 2007



VIA EDGAR
---------

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

         RE:  PHOENIX EDGE SERIES FUND
              FILE NOS. 033-05033, 811-04642
              ------------------------------

Commissioners:

         On behalf of the Phoenix Edge Series Fund (the "Fund"), attached for filing with the U.S. Securities and Exchange Commission (the "Commission") pursuant to Rule 485(a)(1) under the Securities Act of 1933 (the "1933 Act"), Rule 101(a) of Regulation S-T, and the Investment Company Act of 1940 (the "1940 Act"), is an electronic copy of Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A under the 1933 Act and Amendment No. 56 to the Registration Statement under the 1940 Act (the "Amendment").

         The Amendment has been manually signed by the persons specified in the 1933 Act. Pursuant to Rule 302 of Regulation S-T, the Fund will retain the manually executed copy of the Amendment.

         The Amendment is being filed in order to update the Fund's prospectus and statement of additional information to reflect the results of the reorganization of certain series of the Fund which occurred in the fourth quarter of 2006. The Amendment also reflects the relocation of the portfolio managers discussion and the financial highlights tables to new sections of the prospectus, amendments to the Disruptive Trading and Market Timing section of the prospectus, as well as certain other editorial changes.

         Please call the undersigned at 860-403-6625 if you have any questions or comments regarding this filing.



Sincerely,



/s/Kathleen A. McGah
--------------------------------
Kathleen A. McGah
Vice President, Chief Legal Officer, Counsel and Secretary
The Phoenix Edge Series Fund

cc:  W. Thomas Conner
     Eric C. Freed
     Michael C. Pawluk